Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, $ in Millions												12 Months Ended
	Nov. 06, 2020 USD ($)	Jun. 10, 2020 USD ($)	Feb. 21, 2020 USD ($)	Aug. 20, 2019 USD ($)	Jun. 27, 2019 USD ($)	May 10, 2019 USD ($)	Feb. 12, 2019 USD ($)	Aug. 21, 2018 USD ($)	Aug. 21, 2018 CAD ($)	Jun. 22, 2018 USD ($)	Feb. 02, 2018 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)
Cash, net of cash acquired												$ 48,403	$ 292,053	$ 67,932
Goodwill												565,177	523,690	378,178
Cash, net of cash acquired												48,403	292,053	67,932
Peoplevox [Member]
Cash, net of cash acquired			$ 24,100									24,137
Consideration payable
Contingent consideration
Net working capital adjustments (receivable) / payable												(42)
Purchase price consideration												24,095
Current assets, excluding cash acquired												485
Right-of-use assets
Current liabilities												(776)
Deferred revenue												(748)
Lease obligations
Deferred income tax liability												(1,615)
Debt
Net tangible assets (liabilities) assumed												(2,654)
Goodwill												15,182
Cash, net of cash acquired			$ 24,100									24,137
Peoplevox [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												3,631
Peoplevox [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												7,651
Peoplevox [Member] | Trade Names [Member]
Finite-lived intangible assets acquired
Peoplevox [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												285
Kontainers [Member]
Cash, net of cash acquired		$ 5,200										5,237
Consideration payable												100
Contingent consideration												1,414
Net working capital adjustments (receivable) / payable												(218)
Purchase price consideration												6,533
Current assets, excluding cash acquired												253
Right-of-use assets
Current liabilities												(989)
Deferred revenue												(102)
Lease obligations
Deferred income tax liability
Debt
Net tangible assets (liabilities) assumed												(838)
Goodwill												3,461
Cash, net of cash acquired		$ 5,200										5,237
Kontainers [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												800
Kontainers [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												3,000
Kontainers [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												30
Kontainers [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												80
ShipTrack [Member]
Cash, net of cash acquired	$ 19,000											19,029
Consideration payable
Contingent consideration												2,825
Net working capital adjustments (receivable) / payable												82
Purchase price consideration												21,936
Current assets, excluding cash acquired												1,846
Right-of-use assets												151
Current liabilities												(668)
Deferred revenue												(204)
Lease obligations												151
Deferred income tax liability												(4,012)
Debt												(728)
Net tangible assets (liabilities) assumed												(3,766)
Goodwill												10,327
Cash, net of cash acquired	$ 19,000											19,029
ShipTrack [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												3,905
ShipTrack [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												11,102
ShipTrack [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												77
ShipTrack [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												291
The 2021 Acquisitions [Member]
Cash, net of cash acquired												48,403
Consideration payable												100
Contingent consideration												4,239
Net working capital adjustments (receivable) / payable												(178)
Purchase price consideration												52,564
Current assets, excluding cash acquired												2,584
Right-of-use assets												151
Current liabilities												(2,433)
Deferred revenue												(1,054)
Lease obligations												151
Deferred income tax liability												(5,627)
Debt												(728)
Net tangible assets (liabilities) assumed												(7,258)
Goodwill												28,970
Cash, net of cash acquired												48,403
The 2021 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												8,336
The 2021 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												21,753
The 2021 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												107
The 2021 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												$ 656
Visual Compliance [Member]
Cash, net of cash acquired							$ 248,900						239,863
Contingent consideration
Net working capital adjustments (receivable) / payable													1,147
Purchase price consideration													250,055
Current assets, excluding cash acquired													6,403
Right-of-use assets													1,188
Current liabilities													(840)
Deferred revenue													(10,267)
Lease obligations													1,188
Deferred income tax liability													(282)
Net tangible assets (liabilities) assumed													25,968
Goodwill													118,785
Cash, net of cash acquired							$ 248,900						239,863
Common shares issued													9,045
Property and equipment													30
Deferred income tax asset													30,924
Visual Compliance [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													32,186
Visual Compliance [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													69,422
Visual Compliance [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													528
Visual Compliance [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													3,166
Core Transport Technologies NZ Limited [Member]
Cash, net of cash acquired						$ 21,800							21,833
Contingent consideration													1,450
Net working capital adjustments (receivable) / payable													62
Purchase price consideration													23,345
Current assets, excluding cash acquired													689
Right-of-use assets													68
Current liabilities													(352)
Deferred revenue													(278)
Lease obligations													68
Deferred income tax liability													(3,332)
Net tangible assets (liabilities) assumed													(1,225)
Goodwill													12,670
Cash, net of cash acquired						$ 21,800							21,833
Common shares issued
Property and equipment													2,048
Deferred income tax asset
Core Transport Technologies NZ Limited [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													4,600
Core Transport Technologies NZ Limited [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													6,800
Core Transport Technologies NZ Limited [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													200
Core Transport Technologies NZ Limited [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													300
STEPcom [Member]
Cash, net of cash acquired					$ 18,600								18,639
Contingent consideration
Net working capital adjustments (receivable) / payable													250
Purchase price consideration													18,889
Current assets, excluding cash acquired													1,470
Right-of-use assets													232
Current liabilities													(874)
Deferred revenue													(813)
Lease obligations													232
Deferred income tax liability													(2,316)
Net tangible assets (liabilities) assumed													(2,276)
Goodwill													10,019
Cash, net of cash acquired					$ 18,600								18,639
Common shares issued
Property and equipment													257
Deferred income tax asset
STEPcom [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													10,839
STEPcom [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired
STEPcom [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													102
STEPcom [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													205
BestTransport [Member]
Cash, net of cash acquired				$ 11,700									11,718
Contingent consideration
Net working capital adjustments (receivable) / payable
Purchase price consideration													11,718
Current assets, excluding cash acquired													815
Right-of-use assets													194
Current liabilities													(284)
Deferred revenue													(9)
Lease obligations													194
Deferred income tax liability													(1,352)
Net tangible assets (liabilities) assumed													(795)
Goodwill													5,513
Cash, net of cash acquired				$ 11,700									11,718
Common shares issued
Property and equipment													35
Deferred income tax asset
BestTransport [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													3,000
BestTransport [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													3,800
BestTransport [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													50
BestTransport [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													150
The 2020 Acquisitions [Member]
Cash, net of cash acquired													292,053
Contingent consideration													1,450
Net working capital adjustments (receivable) / payable													1,459
Purchase price consideration													304,007
Current assets, excluding cash acquired													9,377
Right-of-use assets													1,682
Current liabilities													(2,350)
Deferred revenue													(11,367)
Lease obligations													1,682
Deferred income tax liability													(7,282)
Net tangible assets (liabilities) assumed													21,672
Goodwill													146,987
Cash, net of cash acquired													292,053
Common shares issued													9,045
Property and equipment													2,370
Deferred income tax asset													30,924
The 2020 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													50,625
The 2020 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													80,022
The 2020 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													880
The 2020 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													$ 3,821
Aljex Software, Inc. [Member]
Cash, net of cash acquired											$ 32,400			32,382
Contingent consideration
Net working capital adjustments (receivable) / payable														(152)
Purchase price consideration														32,230
Current assets, excluding cash acquired														607
Current liabilities														(266)
Deferred revenue														(1,024)
Deferred income tax liability														(4,200)
Net tangible assets (liabilities) assumed														(4,883)
Goodwill														18,903
Cash, net of cash acquired											$ 32,400			32,382
Common shares issued
Other long-term assets
Aljex Software, Inc. [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														5,300
Aljex Software, Inc. [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														12,400
Aljex Software, Inc. [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														280
Aljex Software, Inc. [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														230
Velocity Mail [Member]
Cash, net of cash acquired										$ 26,100				26,107
Contingent consideration
Net working capital adjustments (receivable) / payable														(102)
Purchase price consideration														26,005
Current assets, excluding cash acquired														1,407
Current liabilities														(81)
Deferred revenue														(70)
Deferred income tax liability
Net tangible assets (liabilities) assumed														1,757
Goodwill														8,448
Cash, net of cash acquired										$ 26,100				26,107
Common shares issued
Other long-term assets														501
Velocity Mail [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														7,800
Velocity Mail [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														7,600
Velocity Mail [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														100
Velocity Mail [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														300
PinPoint [Member]
Cash, net of cash acquired														9,443
Contingent consideration														714
Net working capital adjustments (receivable) / payable														36
Purchase price consideration								$ 11,000	$ 14.4					11,729
Current assets, excluding cash acquired														599
Current liabilities														(559)
Deferred revenue														(574)
Deferred income tax liability														(2,077)
Net tangible assets (liabilities) assumed														(2,611)
Goodwill														6,306
Cash, net of cash acquired														9,443
Common shares issued														1,536
Other long-term assets
PinPoint [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														7,758
PinPoint [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired
PinPoint [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														207
PinPoint [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														69
The 2019 Acquisitions [Member]
Cash, net of cash acquired														67,932
Contingent consideration														714
Net working capital adjustments (receivable) / payable														(218)
Purchase price consideration														69,964
Current assets, excluding cash acquired														2,613
Current liabilities														(906)
Deferred revenue														(1,668)
Deferred income tax liability														(6,277)
Net tangible assets (liabilities) assumed														(5,737)
Goodwill														33,657
Cash, net of cash acquired														67,932
Common shares issued														1,536
Other long-term assets														501
The 2019 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														20,858
The 2019 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														20,000
The 2019 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														587
The 2019 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														$ 599